INCOME TAX	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
INCOME TAX
10.	INCOME TAXES
The in
come tax expense for the nine months ended September 30, 2022 and September 30, 2021 was $134 thousand and $82 thousand, respectively. Income tax expense differs from the income taxes expected at the U.S. federal statutory tax rate of 21%, primarily due to state taxes and additional valuation allowance for the nine months ended September 30, 2022.

Nogin Inc [Member]
INCOME TAX
8.	INCOME TAXES
Income tax expense for the years ended December 31, 2021, 2020 and 2019 consists of the following (in thousands):

	For the Years Ended December 31,
	2021	2020	2019
Current:
Federal	$—	$—	$—
State	1	190	25

Total	1	190	25

Deferred:
Federal	371	—	—
State	803	—	—

Total	$1,174	—	—

Income tax expense	$1,175	$190	$25

The provision for income taxes differs from that computed by applying the federal statutory tax rate as follows:

	For the Years Ended December 31,
	2021	2020	2019
U.S. federal statutory tax rate	21%	21%	21%
State income taxes, net of federal benefit	57%	(20)%	78%
PPP Loan	(43)%	—%	—
Return to provision	11%	11%	268%
Other Adjustments	2%	—	—
Change in Valuation allowance	58%	(32)%	(268)%

Effective tax rate	106%	(20)%	99%

The tax effects of significant items comprising the Company’s deferred taxes as of December 31, 2021 and 2020 are as follows (in thousands):

	For the Years Ended December 31,
	2021	2020
Deferred Tax Assets:
Net operating loss and other tax attributes carryforwards	$4,950	$2,654
Reserve for doubtful accounts	62	120
Accrued Expenses	343	277
Deferred state tax	169	—
163(j) interest limitation	166	—
Amortization	58	189

	$5,748	$3,240

Deferred Tax Liabilities
Depreciation	$(73)	$—
Other deferred tax liabilities	(26)	—
Unrealized gain (loss) on joint venture	(2,541)	—

	(2,640)	—

Valuation allowance	(4,282)	(3,240)

Net deferred tax liability	$(1,174)	$—

Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carry forward period. Based on the Company’s operating losses for each of the three years ended December 31, 2021, and the available evidence, the Company has established a valuation allowance against its net deferred tax assets. If sufficient evidence of the Company’s ability to generate future taxable income becomes apparent, the valuation allowance may be removed or reduced.
As of

December 31, 2021 and 2020, the Company had cumulative net operating loss (“NOL”) carryforwards for federal income tax purposes of approximately $17.5 million and $9.6 million, respectively, which begin to expire in 2031. The Company has remaining cumulative net operating loss carryforwards for state income tax purposes of approximately $18.1 million and $9.1 million as of December 31, 2021 and 2020, respectively, which also begin to expire in 2031. Use of these NOL carryforwards may be limited under Internal Revenue Code (“IRC”) Section 382 if the Company experiences an ownership change as defined in IRC Section 382. The Company has not completed a study to assess NOL’s under IRC Section 382. The Company will perform an analysis when the Company reaches a positi
on of taxable income requiring the use of NOL carryforwards.

F-2
3
A
s of December 31, 2021 and 2020, the Company had no uncertain tax positions or potential losses related to uncertain tax positions.